Restricted Net Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Dividends Payable [Line Items]
Threshold limit percentage of registered capital	50.00%
PRC | VIE
Dividends Payable [Line Items]
Restricted net asset, using statutory accounting principles	¥ 787,223	$ 114,497	¥ 280,922	$ 44,786
Minimum
Dividends Payable [Line Items]
Minimum percentage of net profit to be allocated to statutory reserve fund	10.00%